Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Leases [Abstract]
Leases

NOTE 13 – LEASES

Manoa Innovation Center

The Company entered into an automatically renewable month-to-month lease for office space on August 13, 2010. Under the terms of this lease, the Company must provide a written notice 45 days prior to vacating the premises. Total rent expense under this agreement as amended was $8,760 and $29,662, for the three and nine-months ended September 30, 2018, respectively, and $8,164 and $23,935, for the three and nine-months ended September 30, 2017, respectively.

Fleet Lease

In January 2018, the Company entered into a vehicle lease arrangement with a rental company for three vehicles. The terms of the leases require total monthly payments of $1,619 for three years. These leases convert to month-to-month leases in January 2021 unless terminated. Total rent expense under this agreement was $5,602 and $14,953, for the three and nine-months ended September 30, 2018, respectively, and $0 for the three and nine-months ended September 30, 2017.

NOTE 13 – LEASES

Manoa Innovation Center

The Company entered into an automatically renewable month-to-month lease for office space on August 13, 2010. Under the terms of this lease, the Company must provide a written notice 45 days prior to vacating the premises. Total rent expense under this agreement as amended was $29,690 and $32,049, for the years ended December 31, 2017 and 2016, respectively.